RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 17 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended	Year Ended	Year Ended
	December 31, 2025	December 31, 2024	December 31, 2023
Share based compensation	9,614	403	447
Salaries and related expenses	1,431	2,796	2,228
Materials and laboratory expenses	338	434	223
Subcontractors and consultants	211	135	344
Depreciation and amortization	179	172	197
Travel expenses	87	260	87
Freight expenses	7	8	33
Other expenses	11	5	10
Reimbursement from paid pilots and proof of concept projects	(650)	(1,154)	(858)
Total	11,228	3,059	2,711